UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 11.1%
$250,000	Amaya Holdings B.V. (Netherlands) 8.000%, 8/1/2022[1,2,3]	$245,759
500,000	Asurion LLC 8.500%, 3/3/2021[1,2]	495,937
500,000	Navistar, Inc. 5.750%, 8/17/2017	501,562
180,000	Ocwen Loan Servicing LLC 5.000%, 2/15/2018	168,348
300,000	Samson Investment Co. 5.000%, 9/25/2018	188,357
300,000	Walter Investment Management Corp. 4.750%, 12/18/2020	263,562

	TOTAL BANK LOANS (Cost $1,913,164)	1,863,525

	BONDS – 44.4%
	ASSET-BACKED SECURITIES – 17.1%
375,000	Atrium CDO Corp. (Cayman Islands) 6.257%, 10/23/2022[1,2,4]	370,012
250,000	BlueMountain CLO 2013-1 Ltd. (Cayman Islands) 4.832%, 5/15/2025	219,753
500,000	Dryden 37 Senior Loan Fund (Cayman Islands) 0.000%, 4/15/2027	437,500
500,000	Dryden XXII Senior Loan Fund (Cayman Islands) 4.247%, 1/15/2022[1,2,4]	505,056
1,000,000	Gramercy Park CLO Ltd. (Cayman Islands) 5.753%, 7/17/2023[1]	992,495
375,000	OZLM Funding Ltd. (Cayman Islands) 6.357%, 7/22/2023[1,2,4]	367,275

	TOTAL ASSET-BACKED SECURITIES (Cost $2,904,993)	2,892,091

	CORPORATE – 27.3%
	CONSUMER, CYCLICAL – 2.4%
385,000	Pinnacle Entertainment, Inc. 7.750%, 4/1/2022	405,213

	CONSUMER, NON-CYCLICAL – 2.9%
500,000	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[2,4]	490,000

	ENERGY – 9.3%
525,000	Halcon Resources Corp. 9.750%, 7/15/2020[2]	353,063
600,000	Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 5/15/2019	469,500

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$750,000	Offshore Group Investment Ltd. (Cayman Islands) 7.125%, 4/1/2023[2,3]	$487,500
150,000	Triangle USA Petroleum Corp. 6.750%, 7/15/2022	106,500
175,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020	153,125
		1,569,688
	INDUSTRIAL – 12.7%
750,000	Alliant Techsystems, Inc. 6.875%, 9/15/2020[2]	802,500
1,250,000	Viasystems, Inc. 7.875%, 5/1/2019[2,4]	1,326,562
		2,129,062
	TOTAL CORPORATE (Cost $4,681,077)	4,593,963

	TOTAL BONDS (Cost $7,586,070)	7,486,054

Number of Shares

	COMMON STOCKS – 0.2%
	FINANCIAL – 0.2%
5,200	Ocwen Financial Corp.*	31,824

	TOTAL COMMON STOCKS (Cost $57,733)	31,824

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.3%
	PUT OPTIONS – 0.3%
	EQUITY – 0.3%
	iShares 7-10 Year Treasury Bond ETF
75	Exercise Price: $105.00, Expiration Date: February 20, 2015	—
75	Exercise Price: $106.00, Expiration Date: March 20, 2015	937
	Linn Energy LLC
50	Exercise Price: $7.00, Expiration Date: April 17, 2015	1,375
300	Exercise Price: $8.00, Expiration Date: July 17, 2015	28,500
	Memorial Production Partners LP
168	Exercise Price: $10.00, Expiration Date: July 17, 2015	6,300

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Vanguard Natural Resources LLC
81	Exercise Price: $12.50, Expiration Date: July 17, 2015	$8,910
		46,022
	TOTAL PUT OPTIONS (Cost $56,604)	46,022

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $56,604)	46,022

	TOTAL INVESTMENTS – 56.0% (Cost $9,613,571)	9,427,425
	Other Assets in Excess of Liabilities – 44.0%	7,409,700

	TOTAL NET ASSETS – 100.0%	$16,837,125

Principal Amount

	SECURITIES SOLD SHORT – (15.1)%
	BONDS – (15.1)%
	CORPORATE – (12.8)%
	COMMUNICATIONS – (2.0)%
$(500,000)	Affinion Group, Inc. 7.875%, 12/15/2018[2]	(332,500)

	CONSUMER, CYCLICAL – (1.5)%
(250,000)	Navistar International Corp. 8.250%, 11/1/2021	(244,688)

	CONSUMER, NON-CYCLICAL – (7.5)%
(600,000)	APX Group, Inc. 8.750%, 12/1/2020[2]	(492,000)
(500,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/2018[2,4]	(426,250)
(350,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/2019[2,3,4]	(353,500)
		(1,271,750)
	INDUSTRIAL – (1.8)%
(300,000)	Terex Corp. 6.000%, 5/15/2021	(306,000)

	TOTAL CORPORATE (Proceeds $2,157,359)	(2,154,938)

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT – (2.3)%
$(375,000)	United States Treasury Note 1.500%, 11/30/2019	$(381,006)

	TOTAL U.S. GOVERNMENT (Proceeds $373,799)	(381,006)

	TOTAL BONDS (Proceeds $2,531,158)	(2,535,944)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,531,158)	$(2,535,944)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Ocwen Financial Corp.
(16)	Exercise Price: $8.00, Expiration Date: April 17, 2015	$(1,440)

	TOTAL CALL OPTIONS (Proceeds $1,746)	(1,440)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $1,746)	$(1,440)

LP – Limited Partnership

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(a) Received Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	3/20/20	$500,000	$65,000	$14,207
Alcoa, Inc.	Pay	5.00	3/20/20	500,000	(71,209)	(11,576)
Staples, Inc.	Pay	1.00	3/20/20	500,000	17,611	460
SunGard Data Systems, Inc.	Receive	5.00	12/20/19	500,000	42,374	3,235
SUPERVALU, Inc.	Pay	5.00	12/20/19	500,000	(29,765)	(17,766)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$24,011	$(11,440)

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrezlied Appreciation/ (Depreciation)
Citibank
Loan Funding I, Ltd. - OTC(b)	$250,000	Receive	1-Month LIBOR + 1.40%	1/22/16	$-	$-
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$-

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

Counterparty/ Reference Entity	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Markit CDX.NA.HY.23
Put - 5 Year	Sell	$105.00	3/18/15	$500,000	$4,400	$5,491
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$4,400	$5,491

(a)	If Palmer Square Long/Short Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Long/Short Credit Fund is receiving a fixed rate, Palmer Square Long/Short Credit Fund acts as guarantor of the variable instrument.

(b)	Loan Funding I, Ltd. consists of a portfolio of bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
Palmer Square Long/Short Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek absolute (positive) total returns over a complete market cycle. The Fund commenced investment operations on November 28, 2014, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(f) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Swaptions Contracts
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Note 3 – Federal Income Taxes
At January 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$9,613,571
Gross unrealized appreciation	$58,496
Gross unrealized (depreciation)	(244,642)
Net unrealized depreciation on investments	$(186,146)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Long/Short Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$1,863,525	$-	$1,863,525
Bonds**	-	7,486,054	-	7,486,054
Common Stocks**	31,824	-	-	31,824
Purchased Options Contracts	-	46,022	-	46,022
Total	$31,824	$9,395,601	$-	$9,427,425

Liabilities
Bonds**	$-	$2,535,944	$-	$2,535,944
Written Options Contracts	-	1,440	-	1,440
Total	$-	$2,537,384	$-	$2,537,384

Other Financial Instruments***
Credit Default Swap Contracts	$-	$(11,440)	$-	$(11,440)
Total Return Swap Contracts	-	-	-	-
Credit Default Swaptions Contracts on Credit Indices	-	5,491	-	5,491
Total	$-	$(5,949)	$-	$(5,949)

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/1/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/1/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/2015